Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of new accounting pronouncements
The table below presents the effects of these ASUs on the Company’s Consolidated Statements of Cash Flows for each of the years ended December 31, 2016 and 2015 (in thousands):

	Prior to Adoption	Impact of Adoption of:			Subsequent to Adoption
		ASU 2016-09	ASU 2016-15	ASU 2016-18
For the year ended December 31, 2016:
Net cash provided by operating activities	$524,439	$3,204	$—	$500	$528,143
Net cash provided by (used in) investing activities	125,861	—	—	(303,413)	(177,552)
Net cash used in financing activities	(393,982)	(3,204)	—	—	(397,186)
Effect of foreign exchange rate	328	—	—	108	436
Movement in cash held for sale	(11,744)	—	—	—	(11,744)
Net change (1)	$244,902	$—	$—	$(302,805)	$(57,903)
Beginning-of-period balance (2)	272,348	—	—	590,735	863,083
End-of-period balance (2)	$517,250	$—	$—	$287,930	$805,180
For the year ended December 31, 2015:
Net cash provided by operating activities	$62,026	$21,979	$31,496	$3,000	$118,501
Net cash used in investing activities	(6,244,770)	—	—	61,006	(6,183,764)
Net cash provided by financing activities	6,055,467	(21,979)	(31,496)	—	6,001,992
Effect of foreign exchange rate	(7,068)	—	—	(4,201)	(11,269)
Movement in cash held for sale	997	—	—	—	997
Net change (1)	$(133,348)	$—	$—	$59,805	$(73,543)
Beginning-of-period balance (2)	405,696	—	—	530,930	936,626
End-of-period balance (2)	$272,348	$—	$—	$590,735	$863,083
__________

(1)
This line refers to the “Net increase (decrease) in cash and cash equivalents” prior to the adoption of ASU 2016-18 and the “Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents” after the adoption.

(2)
These lines refer to the beginning or end of period amounts of “Cash and cash equivalents” prior to the adoption of ASU 2016-18 and the beginning or end of periods amounts of “Cash, cash equivalents, restricted cash and restricted cash equivalents” after the adoption.

Schedules of concentration of risk, by risk factor
Total revenues from direct customers that accounted for 10% or more of our total consolidated revenues during the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Cardinal Health, Inc.	25%	26%	21%
McKesson Corporation	25%	27%	31%
AmerisourceBergen Corporation	25%	25%	23%

Estimated useful lives
Depreciation is based on the following estimated useful lives, as of December 31, 2017:

Range of Useful Lives (1), from:
Buildings	10 years	to	30 years
Machinery and equipment	2 years	to	15 years
Leasehold improvements	2 years	to	10 years
Computer equipment and software	1 year	to	7 years
Assets under capital lease	Shorter of useful life or lease term
Furniture and fixtures	3 years	to	10 years

__________

(1)
The useful lives for certain fixed assets have been reduced in connection with our 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, which is further described in Note 4. Restructuring. The ranges of useful lives above do not include such assets.

This table excludes changes related to businesses classified as held for sale, to the extent such changes occurred after the business was classified as held for sale.

Cost:	Land and Buildings	Machinery and Equipment	Leasehold Improve- ments	Computer Equipment and Software	Assets under Capital Lease	Furniture and Fixtures	Assets under Construc- tion	Total
At January 1, 2017	$322,537	$227,833	$50,359	$118,928	$9,155	$21,086	$129,102	$879,000
Additions	19,871	49,088	11,067	21,626	—	684	26,043	128,379
Disposals, transfers, impairments and other	(12,333)	(9,939)	(1,271)	(9,459)	(4,259)	(8,770)	(36,186)	(82,217)
Effect of currency translation	1,391	836	309	356	—	124	76	3,092
At December 31, 2017	$331,466	$267,818	$60,464	$131,451	$4,896	$13,124	$119,035	$928,254
Accumulated Depreciation:
At January 1, 2017	$(50,770)	$(64,319)	$(21,263)	$(62,836)	$(5,773)	$(4,443)	$—	$(209,404)
Additions	(93,633)	(76,986)	(6,607)	(27,121)	(2,645)	(3,007)	—	(209,999)
Disposals, transfers and other	(4,656)	6,964	1,088	7,354	4,257	1,201	—	16,208
Effect of currency translation	(343)	(400)	(85)	(189)	—	(71)	—	(1,088)
At December 31, 2017	$(149,402)	$(134,741)	$(26,867)	$(82,792)	$(4,161)	$(6,320)	$—	$(404,283)
Net Book Amount:
At December 31, 2017	$182,064	$133,077	$33,597	$48,659	$735	$6,804	$119,035	$523,971
At December 31, 2016	$271,767	$163,514	$29,096	$56,092	$3,382	$16,643	$129,102	$669,596